Lease liability and Right-of-use assets (Details 3) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	$ 1,803	$ 1,828
Right-of-use assets	$ 1,415	$ 1,410	$ 1,431
Number of sale and lease-back transactions completed	2	2	3
Sale and lease back [member]
Disclosure of quantitative information about right-of-use assets [line items]
Cash inflow for sale and leaseback	$ 9	$ 273	$ 49
Lease liabilities	14	146	23
Right-of-use assets	2	109	13
Gains or losses from sales leaseback	$ (10)	$ 18	$ 17